Investments (Components Of Investments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 112,380,000	$ 93,862,000	[1]	$ 84,000,000
Undistributed earnings of investments	31,400,000	25,000,000		15,300,000
Maximum [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment, ownership percentage	50.00%	50.00%		50.00%
AerDragon [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	47,672,000	41,161,000
Equity investment, ownership percentage	20.30%	20.30%
AerLift [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	54,457,000	51,721,000
Equity investment, ownership percentage	39.60%	39.60%
AerData [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	882,000	980,000
Equity investment, ownership percentage	42.30%	42.30%
ACSAL [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	9,175,000
Equity investment, ownership percentage	19.40%	19.40%
Other Investments At Cost [Member]
Schedule of Equity Method Investments [Line Items]
Equity investment in unconsolidated joint venture	$ 194,000

[1]	Certain reclassifications have been made to the prior year Consolidated Balance Sheet to reflect the current year presentation.